Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 48,598	$ 47,015
Trade accounts receivable	67	90
Prepayments and other assets	2,127	1,454
Inventories	885	909
Derivative financial instrument, current portion	22,544	555
Due from related party, current	0	1,144
Total current assets	74,221	51,167
FIXED ASSETS, NET:
Vessels, net	825,105	853,190
Total fixed assets, net	825,105	853,190
OTHER NON-CURRENT ASSETS:
Restricted cash	31,270	50,000
Due from related party	1,350	1,350
Accrued charter revenue	355	0
Deferred charges	1,289	1,505
Other receivables, non- current	1,789	0
Derivative financial instrument, non- current portion	12,333	8,269
Total assets	947,712	965,481
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $1,748 and $2,053, respectively	46,252	45,947
Trade payables	8,035	5,653
Due to related party	1,472	247
Accrued liabilities	2,656	1,421
Unearned revenue	11,855	11,660
Total current liabilities	70,270	64,928
NON-CURRENT LIABILITIES:
Deferred revenue	2,730	3,050
Long-term debt, net of current portion and unamortized deferred financing fees of $1,131 and $2,981, respectively	450,781	516,019
Total non-current liabilities	453,511	519,069
Commitments and contingencies	0	0
PARTNERS’ EQUITY:
Common unitholders (unlimited authorized; 36,802,247 units and 36,802,247 units issued and outstanding as at December 31, 2022 and 2021)	297,139	254,734
General Partner (35,526 units issued and outstanding as at December 31, 2022 and 2021)	78	36
Total partners’ equity	423,931	381,484
Total liabilities and partners’ equity	947,712	965,481
Series A Preferred Stock [Member]
PARTNERS’ EQUITY:
Preferred Units, Preferred Partners' Capital Accounts	73,216	73,216
Series B Preferred Stock [Member]
PARTNERS’ EQUITY:
Preferred Units, Preferred Partners' Capital Accounts	$ 53,498	$ 53,498